Note 35 - Fee and commission income and expenses	6 Months Ended
Jun. 30, 2018
Fee And Commission Income Expenses
Fee and commission income and expenses

Fee and commission income and expense

The breakdown of the balance under this heading in the accompanying consolidated income statements is as follows:

Fee and Commission Income (Millions of euros)
	June 2018	June 2017
Bills receivables	23	24
Demand accounts	225	247
Credit and debit cards	1,399	1,386
Checks	94	104
Transfers and other payment orders	299	296
Insurance product commissions	98	97
Commitment fees	117	122
Contingent risks	196	198
Asset Management	520	444
Securities fees	192	216
Custody securities	63	62
Other fees and commissions	360	355
Total	3,585	3,551

Fee and Commission Expense (Millions of euros)
	June 2018	June 2017
Credit and debit cards	719	717
Transfers and other payment orders	49	52
Commissions for selling insurance	35	29
Other fees and commissions	290	297
Total	1,093	1,095